COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Dec. 31, 2025 CAD ($)
Statement [Line Items]
Less than one year	$ 228
Commitments And Contingencies
Statement [Line Items]
Less than one year	35
One to five years	0
Total commitment	$ 35